EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee post-retirement benefits
Plan assets at fair value	$ 4,431	$ 4,397
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans
Employee post-retirement benefits
Plan assets at fair value	$ 4,081	$ 3,948	$ 3,697
Percentage of Plan Assets	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 1,873	$ 2,324
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	1,896	1,483
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	662	590	$ 562
Cash and Cash Equivalents
Employee post-retirement benefits
Plan assets at fair value	$ 130	$ 138
Percentage of Plan Assets	3.00%	3.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 130	$ 138
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	0	0
Cash and Cash Equivalents | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Equity Securities, Canadian
Employee post-retirement benefits
Plan assets at fair value	$ 129	$ 128
Percentage of Plan Assets	3.00%	3.00%
Equity Securities, Canadian | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 129	$ 128
Equity Securities, Canadian | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	0	0
Equity Securities, Canadian | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Equity Securities, U.S.
Employee post-retirement benefits
Plan assets at fair value	$ 969	$ 1,234
Percentage of Plan Assets	22.00%	28.00%
Equity Securities, U.S. | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 969	$ 1,234
Equity Securities, U.S. | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	0	0
Equity Securities, U.S. | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Equity Securities, International
Employee post-retirement benefits
Plan assets at fair value	$ 327	$ 391
Percentage of Plan Assets	7.00%	9.00%
Equity Securities, International | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 107	$ 182
Equity Securities, International | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	220	209
Equity Securities, International | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Equity Securities, Global
Employee post-retirement benefits
Plan assets at fair value	$ 104	$ 100
Percentage of Plan Assets	2.00%	2.00%
Equity Securities, Global | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Equity Securities, Global | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	104	100
Equity Securities, Global | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Equity Securities, Emerging
Employee post-retirement benefits
Plan assets at fair value	$ 165	$ 216
Percentage of Plan Assets	4.00%	5.00%
Equity Securities, Emerging | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 33	$ 66
Equity Securities, Emerging | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	132	150
Equity Securities, Emerging | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, Canadian Bonds, Federal
Employee post-retirement benefits
Plan assets at fair value	$ 16	$ 55
Percentage of Plan Assets	0.00%	1.00%
Fixed Income Securities, Canadian Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	16	55
Fixed Income Securities, Canadian Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, Canadian Bonds, Provincial
Employee post-retirement benefits
Plan assets at fair value	$ 514	$ 312
Percentage of Plan Assets	12.00%	7.00%
Fixed Income Securities, Canadian Bonds, Provincial | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Provincial | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	514	312
Fixed Income Securities, Canadian Bonds, Provincial | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, Canadian Bonds, Municipal
Employee post-retirement benefits
Plan assets at fair value	$ 19	$ 14
Percentage of Plan Assets	0.00%	0.00%
Fixed Income Securities, Canadian Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	19	14
Fixed Income Securities, Canadian Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, Canadian Bonds, Corporate
Employee post-retirement benefits
Plan assets at fair value	$ 483	$ 323
Percentage of Plan Assets	11.00%	7.00%
Fixed Income Securities, Canadian Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	483	323
Fixed Income Securities, Canadian Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, U.S. Bonds, Federal
Employee post-retirement benefits
Plan assets at fair value	$ 407	$ 406
Percentage of Plan Assets	9.00%	9.00%
Fixed Income Securities, U.S. Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 147	$ 151
Fixed Income Securities, U.S. Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	260	255
Fixed Income Securities, U.S. Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, U.S. Bonds, Municipal
Employee post-retirement benefits
Plan assets at fair value	$ 1	$ 1
Percentage of Plan Assets	0.00%	0.00%
Fixed Income Securities, U.S. Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Fixed Income Securities, U.S. Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	1	1
Fixed Income Securities, U.S. Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, U.S. Bonds, Corporate
Employee post-retirement benefits
Plan assets at fair value	$ 378	$ 404
Percentage of Plan Assets	9.00%	9.00%
Fixed Income Securities, U.S. Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 185	$ 246
Fixed Income Securities, U.S. Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	193	158
Fixed Income Securities, U.S. Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, International, Government
Employee post-retirement benefits
Plan assets at fair value	$ 22	$ 21
Percentage of Plan Assets	1.00%	1.00%
Fixed Income Securities, International, Government | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 3	$ 4
Fixed Income Securities, International, Government | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	19	17
Fixed Income Securities, International, Government | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, International, Corporate
Employee post-retirement benefits
Plan assets at fair value	$ 96	$ 66
Percentage of Plan Assets	2.00%	2.00%
Fixed Income Securities, International, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Fixed Income Securities, International, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	96	66
Fixed Income Securities, International, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, International, Mortgage-backed
Employee post-retirement benefits
Plan assets at fair value	$ 60	$ 60
Percentage of Plan Assets	1.00%	1.00%
Fixed Income Securities, International, Mortgage-backed | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 40	$ 37
Fixed Income Securities, International, Mortgage-backed | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	20	23
Fixed Income Securities, International, Mortgage-backed | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Fixed Income Securities, International, Net forward contract
Employee post-retirement benefits
Plan assets at fair value	$ (184)	$ (201)
Percentage of Plan Assets	4.00%	4.00%
Fixed Income Securities, International, Net forward contract | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Fixed Income Securities, International, Net forward contract | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	(184)	(201)
Fixed Income Securities, International, Net forward contract | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Real estate
Employee post-retirement benefits
Plan assets at fair value	$ 292	$ 276
Percentage of Plan Assets	7.00%	6.00%
Real estate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Real estate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	0	0
Real estate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	292	276
Infrastructure
Employee post-retirement benefits
Plan assets at fair value	$ 315	$ 282
Percentage of Plan Assets	7.00%	7.00%
Infrastructure | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Infrastructure | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	0	0
Infrastructure | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	315	282
Private equity funds
Employee post-retirement benefits
Plan assets at fair value	$ 55	$ 32
Percentage of Plan Assets	1.00%	1.00%
Private equity funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Private equity funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	0	0
Private equity funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	55	32
Funds held on deposit
Employee post-retirement benefits
Plan assets at fair value	$ 130	$ 138
Percentage of Plan Assets	3.00%	3.00%
Funds held on deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 130	$ 138
Funds held on deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	0	0
Funds held on deposit | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	0	0
Derivatives
Employee post-retirement benefits
Plan assets at fair value	$ 3	$ 1
Percentage of Plan Assets	0.00%	0.00%
Derivatives | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0
Derivatives | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Plan assets at fair value	3	1
Derivatives | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Plan assets at fair value	$ 0	$ 0